Shareholder Report	12 Months Ended
	Dec. 31, 2024 USD ($) Holdings	Dec. 31, 2024 USD ($) Holdings	Dec. 31, 2023 Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ancora Trust
Entity Central Index Key	0001260667
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class I
Shareholder Report [Line Items]
Fund Name	ANCORA INCOME FUND – CLASS I
Class Name	CLASS I
Trading Symbol	AAIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ancora Income Fund – Class I -AAIIX for the period January 1, 2024 to December 31, 2024, as well as certain changes to the fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Website	https://ancora.net
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Income Fund – Class I	$93	0.89%

*Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA INCOME FUND - I	9.69%	3.38%	4.29%	$15,227
BLOOMBERG BARCLAYS AGG. BOND INDEX	1.25%	-0.33%	1.35%	$11,433

Net Assets	$ 41,908,825,000,000	$ 41,908,825,000,000
Holdings Count | Holdings	97	97
Advisory Fees Paid, Amount	$ 193,738
Investment Company, Portfolio Turnover	24.32%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$41,908,825

PORTFOLIO HOLDINGS:
97

PORTFOLIO TURNOVER:
24.32%

ADVISORY FEES PAID BY FUND:
$193,738

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Traditional Preferred	71.83%
Bonds & Corporate Bond Trust Certificated	17.17%
Common Stocks	6.11%
Money Market Funds	2.68%
REIT Senior Securities	2.21%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund – Institutional Class	2.66%
2.	Apollo Global Management, Inc., 7.625%, due 09/15/2053	2.53%
3.	The Allstate Corp., 7.375%, due 07/15/2028	2.43%
4.	Fifth Third Bancorp, 7.994%, due 03/31/2025	2.02%
5.	Citigroup, Inc., 7.625%, due 11/15/2028	1.86%
6.	Citizens Financial Group, Inc., 7.375%, due 07/06/2029	1.86%
7.	Synchrony Financial, 5.625%, due 11/15/2024	1.83%
8.	Atlanticus Holdings Corp., 6.125%, due 11/30/2026	1.67%
9.	Aspen Insurance Holdings Ltd., 7.000%, due 11/30/2029	1.67%
10.	Arbor Realty Trust, Inc., 6.375%, due 06/02/2026	1.55%
	Total % of Net Assets	20.08%

Class I [Default Label]
Shareholder Report [Line Items]
Fund Name	ANCORA/THELEN SMALL-MID CAP FUND
Class Name	CLASS I
Trading Symbol	AATIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class I - AATIX for the period January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA.
Additional Information Website	https://ancora.net/.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class I	$132	1.21%

*Annualized

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA/THELEN SMALL-MID CAP FUND - I	18.23%	10.58%	8.54%	$22,698
RUSSELL 2500 INDEX	12.00%	8.77%	8.85%	$23,348

Net Assets	$ 191,798,624,000,000	$ 191,798,624,000,000
Holdings Count | Holdings	100	100
Advisory Fees Paid, Amount	$ 1,675,850
Investment Company, Portfolio Turnover	83.19%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$191,798,624

PORTFOLIO HOLDINGS:
100

PORTFOLIO TURNOVER:
83.19%

ADVISORY FEES PAID BY FUND:
$1,675,850

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Industrials	22.01%
Consumer Discretionary	11.82%
Real Estate	9.74%
Information Technology	9.37%
Financials	9.01%
Utilities	8.10%
Materials	6.59%
Communication Services	6.20%
Consumer Staples	4.84%
Health Care	4.80%
Energy	4.14%
Money Market Funds	3.38%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund – Institutional Class	3.40%
2.	Kyndryl Holding, Inc.	3.03%
3.	Berry Global Group, Inc.	2.97%
4.	Crane NXT Co.	2.89%
5.	UGI Corp.	2.54%
6.	Aramark	2.38%
7.	Magnera Corp.	2.28%
8.	IAC/InterActive Corp.	2.25%
9.	Howard Hughes Holdings, Inc.	2.18%
10.	Atmus Filtration Technologies, Inc.	2.16%
	Total % of Net Assets	26.08%

Updated Prospectus Phone Number	1-866-6-ANCORA
Updated Prospectus Web Address	https://ancora.net
Class S
Shareholder Report [Line Items]
Fund Name	ANCORA/THELEN SMALL-MID CAP FUND
Class Name	CLASS S
Trading Symbol	AATSX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora/Thelen Small-Mid Cap Fund – Class S - AATSX for the period January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA.
Additional Information Website	https://ancora.net/.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora/Thelen Small-Mid Cap Fund – Class S	$ 109	1.00%

*Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	SINCE INCEPTION	ENDING VALUE
ANCORA/THELEN SMALL-MID CAP FUND - S	18.49%	10.86%	8.93%	$22,608
RUSSELL 2500 INDEX	12.00%	8.77%	8.47%	$21,728

Net Assets	$ 191,798,624,000,000	$ 191,798,624,000,000
Holdings Count | Holdings	100	100
Advisory Fees Paid, Amount		$ 1,675,850
Investment Company, Portfolio Turnover		83.19%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$191,798,624

PORTFOLIO HOLDINGS:
100

PORTFOLIO TURNOVER:
83.19%

ADVISORY FEES PAID BY FUND:
$1,675,850

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Industrials	22.01%
Consumer Discretionary	11.82%
Real Estate	9.74%
Information Technology	9.37%
Financials	9.01%
Utilities	8.10%
Materials	6.59%
Communication Services	6.20%
Consumer Staples	4.84%
Health Care	4.80%
Energy	4.14%
Money Market Funds	3.38%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund – Institutional Class	3.40%
2.	Kyndryl Holding, Inc.	3.03%
3.	Berry Global Group, Inc.	2.97%
4.	Crane NXT Co.	2.89%
5.	UGI Corp.	2.54%
6.	Aramark	2.38%
7.	Magnera Corp.	2.28%
8.	IAC/InterActive Corp.	2.25%
9.	Howard Hughes Holdings, Inc.	2.18%
10.	Atmus Filtration Technologies, Inc.	2.16%
	Total % of Net Assets	26.08%

Updated Prospectus Phone Number	1-866-6-ANCORA
Updated Prospectus Web Address	https://ancora.net/
class I
Shareholder Report [Line Items]
Fund Name	ANCORA MICROCAP FUND
Class Name	CLASS I
Trading Symbol	ANCIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora Microcap Fund – Class I - ANCIX for the period January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Website	https://ancora.net/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Microcap Fund – Class I	$163	1.60%

*Annualized.

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS	ENDING VALUE
ANCORA MICROCAP FUND - I	3.52%	11.34%	6.39%	$18,577
RUSSELL 2000 INDEX	11.54%	7.40%	7.82%	$21,217
RUSSELL MICROCAP INDEX	13.71%	6.97%	6.77%	$19,259

Net Assets	$ 19,162,312,000,000	$ 19,162,312,000,000
Holdings Count | Holdings	56	56
Advisory Fees Paid, Amount	$ 180,662
Investment Company, Portfolio Turnover	28.97%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$19,162,312

PORTFOLIO HOLDINGS:
56

PORTFOLIO TURNOVER:
28.97%

ADVISORY FEES PAID BY FUND:
$180,662

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Financials	34.73%
Industrials	18.55%
Information Technology	14.25%
Consumer Discretionary	10.75%
Energy	7.37%
Money Market Funds	6.44%
Health Care	1.85%
Communication Services	1.71%
Consumer Staples	1.69%
Real Estate	1.65%
Materials	1.02%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund – Institutional Class	6.44%
2.	Crawford & Co.	4.85%
3.	Silvercrest Asset Management Group, Inc.	4.45%
4.	International Money Express, Inc.	4.17%
5.	TIPTREE, Inc.	3.41%
6.	Newtek Business Services Corp.	3.07%
7.	American Coastal Insurance Corp.	3.00%
8.	Lakeland Industries, Inc.	2.89%
9.	Allient, Inc.	2.80%
10.	CPI Card Group, Inc.	2.77%
	Total % of Net Assets	37.85%

Class i
Shareholder Report [Line Items]
Fund Name	ANCORA DIVIDEND VALUE EQUITY FUND
Class Name	CLASS I
Trading Symbol	ADEIX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ancora Dividend Value Equity Fund – Class I - ADEIX for the period January 1, 2024 to December 31, 2024, as well as certain changes to the fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

You can find additional information about the fund including its prospectus, financial information, holdings and proxy voting information, at https://ancora.net/. You can also request this information by contacting us at 1-866-6-ANCORA.

Additional Information Phone Number	1-866-6-ANCORA
Additional Information Website	https://ancora.net/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ancora Dividend Value Equity Fund – Class I	$ 108	1.00%

*Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	SINCE INCEPTION	ENDING VALUE
ANCORA DIVIDEND VALUE EQUITY - I	16.44%	10.27%	11.41%	$18,423
RUSSELL 3000 INDEX	23.81%	13.86%	14.20%	$21,196
RUSSELL 1000 VALUE INDEX	14.37%	8.69%	9.44%	$16,650

Net Assets	$ 44,397,845,000,000	$ 44,397,845,000,000
Holdings Count | Holdings			30
Advisory Fees Paid, Amount	$ 268,867
Investment Company, Portfolio Turnover	16.86%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS:
$44,397,845

PORTFOLIO HOLDINGS:
30

PORTFOLIO TURNOVER:
16.86%

ADVISORY FEES PAID BY FUND:
$268,867

Holdings [Text Block]

SECTOR DIVERSIFICATIONS

Information Technology	23.07%
Financials	16.91%
Industrials	13.24%
Health Care	12.30%
Consumer Discretionary	10.67%
Consumer Staples	6.77%
Energy	5.82%
Real Estate	5.57%
Materials	4.71%
Money Market Funds	0.94%
% of Total Investments	100.00%

Largest Holdings [Text Block]

top ten holdings

1.	Broadcom, Inc.	8.71%
2.	JP Morgan Chase & Co.	5.98%
3.	Apple, Inc.	5.68%
4.	Microsoft Corp.	5.40%
5.	AbbVie, Inc.	5.35%
6.	Eaton Corp. Plc.	5.18%
7.	UnitedHealth Group, Inc.	4.52%
8.	The Home Depot, Inc.	4.27%
9.	Houlihan Lokey, Inc. Class A	4.13%
10.	EOG Resources, Inc.	3.91%
	Total % of Net Assets	53.13%